Average Annual Total Returns (dei_DocumentInformationDocumentAxis, (Oppenheimer International Growth Fund/VA))	0 Months Ended
Apr. 30, 2012
Morgan Stanley Capital International EAFE Index
Average Annual Return:
1 Year	(12.14%)
5 Years	(4.72%)
10 Years	4.67%
Non-Service Shares
Average Annual Return:
1 Year	(7.16%)
5 Years	(0.85%)
10 Years	6.10%
Inception Date	May 13, 1992
Service Shares
Average Annual Return:
1 Year	(7.61%)
5 Years	(1.08%)
10 Years	6.12%
Inception Date	Mar. 19, 2001